Credit Risk - Summary of Stage 2 Decomposition (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure	£ 310,948	£ 300,286	£ 346,500
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	12,013	£ 12,110
Currently in Arrears [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	960
Deterioation in probability of default [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	8,509
Other [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 2,544